Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Successor [Member]	Apr. 19, 2013 RMG [Member]	Apr. 19, 2013 RMG [Member]	Apr. 19, 2013 Predecessor [Member] Common Class L [Member]	Apr. 19, 2013 Predecessor [Member] Common Class L [Member]	Jul. 31, 2012 Predecessor [Member] Common Class L [Member]	Jul. 31, 2012 Predecessor [Member] Common Class L [Member]	Apr. 19, 2013 Predecessor [Member] Nonvoting Common Stock [Member]	Apr. 19, 2013 Predecessor [Member] Nonvoting Common Stock [Member]	Jul. 31, 2012 Predecessor [Member] Nonvoting Common Stock [Member]	Jul. 31, 2012 Predecessor [Member] Nonvoting Common Stock [Member]	Apr. 19, 2013 Predecessor [Member]	Apr. 19, 2013 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Revenue:
Advertising	$ 5,556,557	$ 1,661,245	$ 1,661,245
Products	5,069,160											224,690	2,239,236	3,765,389	7,544,343
Maintenance and content services	2,572,555											884,208	3,594,520	4,198,958	8,375,245
Professional services	1,851,755	116,272	116,272									293,591	1,323,559	1,491,988	2,961,393
Total Revenue	15,050,027	1,777,517	1,777,517									1,402,489	7,157,315	9,456,335	18,880,981
Cost of Revenue:
Advertising	3,355,883	890,789	890,789
Products	3,261,492											130,527	1,498,135	2,157,977	4,295,494
Maintenance and content services	572,433											152,251	611,692	651,763	1,435,208
Professional services	1,197,304											180,745	861,640	1,045,461	2,012,481
Total Cost of Revenue	8,387,112	890,789	890,789									463,523	2,971,467	3,855,201	7,743,183
Gross Profit	6,662,915	886,728	886,728									938,966	4,185,848	5,601,134	11,137,798
Operating expenses:
Sales and marketing	3,351,286	454,381	454,381									379,499	1,729,871	1,881,216	3,676,490
General and administrative	2,585,983	157,626	157,626									525,449	1,739,348	1,870,843	3,741,025
Research and development	806,401	89,923	89,923									116,936	512,985	485,474	1,023,521
Acquisition expenses	1,485,566	2,701,957	4,629,505									2,927,891	3,143,251
Depreciation and amortization	1,292,276	8,139	8,139									42,274	140,293	329,483	651,362
Total operating expenses	9,521,512	3,412,026	5,339,574									3,992,049	7,265,748	4,567,016	9,092,398
Operating income (loss)	(2,858,597)	(2,525,298)	(4,452,846)									(3,053,083)	(3,079,900)	1,034,118	2,045,400
Other Income (Expense):
Warrant liability expense	(3,920,000)	(1,293,334)	(2,733,334)
Interest expense and other – net	(495,880)	(39,979)	(29,986)									(22,854)	(14,553)	(14,052)	(56,135)
Income (loss) before income taxes	(7,274,477)	(3,858,611)	(7,216,166)									(3,075,937)	(3,094,453)	1,020,066	1,989,265
Income tax expense												(697,781)	(540,897)	322,831	641,527
Net income (loss)	(7,274,477)	(3,858,611)	(7,216,166)									(2,378,156)	(2,553,556)	697,235	1,347,738
Other comprehensive income (loss) -
Foreign currency translation adjustments	13,157											26,385	(121,144)	(10)	49,450
Total comprehensive income (Loss)	$ (7,261,320)	$ (3,858,611)	$ (7,216,166)									$ (2,351,771)	$ (2,674,700)	$ 697,225	$ 1,397,188
Basic and dilutive net income (loss) per share of Common Stock (in Dollars per share)	$ (1.16)	$ (0.82)	$ (2.31)	$ (2.38)	$ (2.55)	$ 0.70	$ 1.35
Weighted average shares used in computing basic and dilutive net income (loss) per share of Common Stock (in Shares)	6,285,583	4,711,923	3,124,252	1,000,000	1,000,000	1,000,000	1,000,000	68,889	68,889	82,778	82,778